Stockholders' Equity - Business Combination and Warrants (Details)	Nov. 08, 2019 Vote $ / shares shares	Jul. 08, 2019 shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jul. 07, 2019 shares
Class of Stock [Line Items]
Common stock par value | $ / shares				$ 0.0001
Preferred Stock shares authorized			5,000,000	5,000,000
Preferred Stock par values | $ / shares			$ 0.0001	$ 0.0001
Preferred Stock issued			0	0
Preferred Stock outstanding			0	0
Warrants outstanding			8,728,036
Class A Common Stock
Class of Stock [Line Items]
Shares issued		12,500,000
Common stock shares authorized			210,000,000	210,000,000
Common stock par value | $ / shares			$ 0.0001	$ 0.0001
Common stock shares outstanding		40,296,166	43,354,251	40,816,292	31,250,000
Class B Common Stock
Class of Stock [Line Items]
Common stock shares authorized			35,000,000	35,000,000
Common stock par value | $ / shares			$ 0.0001	$ 0.0001
Common stock shares outstanding		32,113,799	30,563,799	31,563,799
Private Placement [Member] | Class A Common Stock
Class of Stock [Line Items]
Shares issued	12,500,000
Adapt Health Holdings LLC
Class of Stock [Line Items]
Warrants outstanding	12,666,666
Warrant exercisable for common stock			1
Warrant exercisable price | $ / shares			$ 11.50
DFB Acquisitions Corp | Adapt Health Holdings LLC
Class of Stock [Line Items]
Common stock shares authorized	250,000,000
Preferred Stock shares authorized	5,000,000
Preferred Stock par values | $ / shares	$ 0.0001
Vote for each share | Vote	1
Warrants outstanding				12,666,666
Warrant exercisable for common stock				1
Warrant exercisable price | $ / shares				$ 11.50
DFB Acquisitions Corp | Adapt Health Holdings LLC | Class A Common Stock
Class of Stock [Line Items]
Common stock shares authorized	210,000,000
Common stock par value | $ / shares	$ 0.0001
DFB Acquisitions Corp | Adapt Health Holdings LLC | Class B Common Stock
Class of Stock [Line Items]
Common stock shares authorized	35,000,000
Common stock par value | $ / shares	$ 0.0001